Post-employment benefits for employees (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 19,037	$ 17,533	$ 23,583
Plan assets, at fair value	19,934	18,945	22,420
Funded status	897	1,412
Pension plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	928	919
Pension plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	6,793	6,161
Pension plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,682	1,691
Pension plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	10,562	9,681
Pension plans | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	13,453	11,824
Plan assets, at fair value	15,892	14,701
Funded status	2,439	2,877
Pension plans | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5,557	4,799
Pension plans | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	7,896	7,025
Pension plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,574	2,746
Plan assets, at fair value	1,835	1,978
Funded status	(739)	(768)
Pension plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	538	556
Pension plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	389	431
Pension plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	770	830
Pension plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,415	1,485
Pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	3,010	2,963
Plan assets, at fair value	2,207	2,266
Funded status	(803)	(697)
Pension plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	390	363
Pension plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	847	931
Pension plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	912	861
Pension plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,251	1,171
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	440	422	560
Plan assets, at fair value	71	60	$ 73
Funded status	(369)	(362)
Other post-employment benefit plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	369	362
Other post-employment benefit plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	40	48
Other post-employment benefit plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1	8
Other post-employment benefit plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	399	366
Other post-employment benefit plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	356	346
Plan assets, at fair value	71	60
Funded status	(285)	(286)
Other post-employment benefit plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	285	286
Other post-employment benefit plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	30	30
Other post-employment benefit plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1	8
Other post-employment benefit plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	325	308
Other post-employment benefit plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	84	76
Plan assets, at fair value	0	0
Funded status	(84)	(76)
Other post-employment benefit plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	84	76
Other post-employment benefit plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	10	18
Other post-employment benefit plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Other post-employment benefit plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 74	$ 58